INFORMATION ABOUT COMPONENTS OF EQUITY - Rizobacter Argentina and Insuagro (Details) - USD ($)		12 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Summary financial statements:
Current assets		$ 308,311,497	$ 408,668,037
Non-current assets		455,333,583	443,880,157
Total assets		763,645,080	852,548,194
Current liabilities		337,985,971	329,309,095
Non-current liabilities		130,440,547	171,858,247
Total liabilities		468,426,518	501,167,342
Equity attributable to controlling interest		265,444,568	315,041,257
Equity attributable to non-controlling interest		29,773,994	36,339,595
Total equity		295,218,562	351,380,852	$ 330,496,107	$ 158,298,848
Total liabilities and equity		763,645,080	852,548,194
Summary statements of comprehensive income or loss
Revenues		335,108,850	464,782,802	420,056,993
Initial recognition and changes in the fair value of biological assets at the point of harvest		1,764,863	(45,746)	610,554
Cost of sales		(203,424,872)	(278,221,812)	(235,457,053)
Gross margin		131,683,978	186,560,990	184,599,940
Research and development expenses		(14,914,822)	(17,183,041)	(15,345,315)
Selling, general and administrative expenses		(123,113,572)	(123,690,910)	(113,002,747)
Share of profit or loss of joint ventures and associates		(1,126,312)	4,049,508	1,198,628
Other income		6,775,970	(1,498,555)	1,084,892
Operating (loss)/ profit		(2,235,962)	45,852,923	54,183,965
(Loss)/ Profit before income tax		(57,571,637)	11,067,598	19,105,947
Income tax expense		(1,273,616)	(3,778,615)	1,068,652
Result for the year		(58,845,253)	7,288,983	20,174,599
Foreign exchange differences on translation of foreign operations		(714,251)	(787,116)	678,401
Revaluation of property, plant and equipment, net of tax	[1]			(1,282,719)
Total comprehensive (loss)/ profit		$ (59,559,504)	$ 6,501,629	19,338,750
Rizobacter Argentina S.A.
Summarized financial information
Proportion of ownership interests held by non-controlling interests		20.00%	20.00%
Summary financial statements:
Current assets		$ 198,279,028	$ 345,561,483
Non-current assets		197,805,099	98,157,355
Total assets		396,084,127	443,718,838
Current liabilities		182,516,237	258,332,709
Non-current liabilities		121,291,077	69,831,217
Total liabilities		303,807,314	328,163,926
Equity attributable to controlling interest		92,276,497	115,554,674
Equity attributable to non-controlling interest		316	238
Total equity		92,276,813	115,554,912
Total liabilities and equity		396,084,127	443,718,838
Summary statements of comprehensive income or loss
Revenues		197,827,605	303,870,411	288,880,411
Initial recognition and changes in the fair value of biological assets at the point of harvest		26,388	(2,468,693)	(3,199,885)
Cost of sales		(123,358,412)	(194,869,433)	(178,970,954)
Gross margin		74,495,581	106,532,285	106,709,572
Research and development expenses		(3,123,919)	(3,341,318)	(3,851,144)
Selling, general and administrative expenses		(64,711,783)	(65,215,877)	(68,580,834)
Share of profit or loss of joint ventures and associates		(1,807,263)	716,168	222,364
Other income		(759,008)	(947,068)	361,639
Operating (loss)/ profit		4,093,608	37,744,190	34,861,597
Financial results		(14,078,506)	(14,275,961)	(25,356,667)
(Loss)/ Profit before income tax		(9,984,898)	23,468,229	9,504,930
Income tax expense		1,145,775	(8,216,712)	(3,064,006)
Result for the year		(8,839,123)	15,251,517	6,440,924
Foreign exchange differences on translation of foreign operations		(517,387)	(1,495,976)	1,075,805
Revaluation of property, plant and equipment, net of tax				(1,435,739)
Total comprehensive (loss)/ profit		(9,356,510)	13,755,541	6,080,990
Dividends paid to non-controlling interest		$ 0	$ 0	0
Insumos Agroquimicos S.A.
Summarized financial information
Proportion of ownership interests held by non-controlling interests		38.68%	38.68%
Summary financial statements:
Current assets		$ 44,995,363	$ 48,088,212
Non-current assets		4,982,874	5,253,148
Total assets		49,978,237	53,341,360
Current liabilities		43,934,269	45,049,873
Non-current liabilities		98,071	293,858
Total liabilities		44,032,340	45,343,731
Total equity		5,945,897	7,997,629
Total liabilities and equity		49,978,237	53,341,360
Summary statements of comprehensive income or loss
Revenues		40,926,498	57,959,538	55,710,643
Cost of sales		(31,554,081)	(44,575,216)	(42,765,656)
Gross margin		9,372,417	13,384,322	12,944,987
Selling, general and administrative expenses		(9,517,827)	(9,360,140)	(7,931,425)
Other income		16,314	(9,723)	9,833
Operating (loss)/ profit		(129,096)	4,014,459	5,023,395
Financial results		(3,055,433)	(3,223,411)	(2,403,656)
(Loss)/ Profit before income tax		(3,184,529)	791,048	2,619,739
Income tax expense		1,319,072	(85,586)	(1,053,372)
Result for the year		(1,865,457)	705,462	1,566,367
Revaluation of property, plant and equipment, net of tax				(31,610)
Total comprehensive (loss)/ profit		$ (1,865,457)	$ 705,462	$ 1,534,757

[1]	The tax effect of the revaluation of property, plant and equipment was $703,087 for the year ended June 30, 2023.